Capital Stock - Capital Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Proceeds from exercise of options	$ 400,000	$ 13,600,000	$ 4,100,000
Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning balance	123,200,000	121,900,000	124,500,000
Number of shares outstanding, beginning balance	123,200,000	121,900,000	124,500,000
Issued from treasury (in shares)	1,300,000	2,800,000	600,000
Cancelled under NCIB (in shares)	(6,800,000)	(1,900,000)	(3,200,000)
Other (in shares)	0	346,175	0
Number of shares issued, ending balance	117,700,000	123,200,000	121,900,000
Number of shares outstanding, ending balance	117,700,000	123,200,000	121,900,000
Multiple Voting Shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning balance	18,600,000	18,900,000	18,900,000
Number of shares outstanding, beginning balance	18,600,000	18,900,000	18,900,000
Issued from treasury (in shares)	0	0	0
Cancelled under NCIB (in shares)	0	0	0
Other (in shares)		(350,000)
Number of shares issued, ending balance	18,600,000	18,600,000	18,900,000
Number of shares outstanding, ending balance	18,600,000	18,600,000	18,900,000
Options | Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Shares issued upon exercise of employee stock options	100,000	1,700,000	600,000
RSUs | Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Shares issued upon exercise of employee stock options	1,200,000	1,100,000	0
Value of shares issued upon vesting of RSUs	$ 14,300,000	$ 9,800,000	$ 0